Line of Credit (Details Narrative) - USD ($)		12 Months Ended
	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Line of credit		$ 99,741	$ 49,708
Line of credit interest rate		5.45%	5.20%
Available to borrow under the line of credit		$ 259	$ 50,292
Weighted average interest rate		5.20%	5.20%
Prime Rate [Member]
Line of credit interest rate			1.70%
Revolving Credit Facility [Member] | Regions Bank [Member]
Line of credit	$ 100,000
Line of credit expiration date	Oct. 27, 2017